Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Income (loss) [Member]	Deficit [Member]	Attributable to Shareholders of the Parent Company [Member]	Non-Controlling Interest [Member]	Total
Beginning Balance at Aug. 31, 2020	$ 861,890	$ 28,278	$ (164,124)	$ (746,313)	$ (20,269)	$ 16,126	$ (4,143)
Beginning Balance (Shares) at Aug. 31, 2020							64,095,073
Stock based compensation		2,439			2,439		$ 2,439
Restricted share units redeemed	189	(281)			(92)		$ (92)
Restricted share units redeemed (Shares)							121,668
Share options exercised	2,155	(773)			1,382		$ 1,382
Share options exercised (Shares)							793,344
Share issuance - financing	25,325				25,325		$ 25,325
Share issuance - financing (Shares)							9,339,276
Share issuance costs	(1,436)				(1,436)		$ (1,436)
Contributions of Waterberg JV Co.				(187)	(187)	643	456
Foreign currency translation adjustment			6,130		6,130		6,130
Net loss for the period				(8,835)	(8,835)		(8,835)
Ending Balance at May. 31, 2021	888,123	29,663	(157,994)	(755,335)	4,457	16,769	$ 21,226
Ending Balance (Shares) at May. 31, 2021							74,349,361
Stock based compensation		482			482		$ 482
Share options exercised	146	(43)			103		$ 103
Share options exercised (Shares)							50,199
Share issuance - financing	2,624				2,624		$ 2,624
Share issuance - financing (Shares)							871,566
Share issuance costs	(110)				(110)		$ (110)
Contributions of Waterberg JV Co.				(208)	(208)	816	608
Foreign currency translation adjustment			(1,232)		(1,232)		(1,232)
Net loss for the period				(4,228)	(4,228)		(4,228)
Ending Balance at Aug. 31, 2021	890,783	30,102	(159,226)	(759,771)	1,888	17,585	$ 19,473
Ending Balance (Shares) at Aug. 31, 2021							75,271,126
Stock based compensation		2,291			2,291		$ 2,291
Restricted share units redeemed	750	(750)
Restricted share units redeemed (Shares)							257,856
Share options exercised	32	(10)			22		$ 22
Share options exercised (Shares)							10,000
Share issuance - financing	25,656				25,656		$ 25,656
Share issuance - financing (Shares)							11,463,665
Shares issued to repay convertible debt	18,941				18,941		$ 18,941
Shares issued to repay convertible debt (Shares)							11,793,509
Share issuance costs	(855)				(855)		$ (855)
Contributions of Waterberg JV Co.				(307)	(307)	1,173	866
Foreign currency translation adjustment			(2,792)		(2,792)		(2,792)
Net loss for the period				(7,260)	(7,260)		(7,260)
Ending Balance at May. 31, 2022	$ 935,307	$ 31,633	$ (162,018)	$ (767,338)	$ 37,584	$ 18,758	$ 56,342
Ending Balance (Shares) at May. 31, 2022							98,796,156